DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 35,969	¥ 24,905
Deferred tax liabilities	(19,039)	(14,098)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,411	2,546
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,286	1,142
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,790	116
Deferred tax liabilities	(4,420)	(384)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,793	16,463
Deferred tax liabilities	(13,415)	(12,317)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,322	3,594
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	127	131
Deferred tax liabilities	(11)	(7)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	869	595
Deferred tax liabilities	(517)	(508)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	371	318
Deferred tax liabilities	¥ (676)	¥ (882)